Schedule of Investments (unaudited) April 30, 2022	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.4%

Utilities — 0.4%
Guam Government Waterworks Authority, RB,
Series A, 5.00%, 01/01/50	$2,945	$3,218,770

New Jersey — 125.2%

Corporate — 2.6%
New Jersey Economic Development Authority, RB
Series A, (NPFGC), 5.25%, 07/01/25(a)	950	1,027,173
Series A, (NPFGC), 5.25%, 07/01/26(a)	1,415	1,559,923
Series A, AMT, 5.63%, 11/15/30	1,730	1,762,022
Series B, AMT, 5.63%, 11/15/30	5,000	5,092,550
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	4,040	3,746,005
3.50%, 04/01/42	3,030	2,820,367
Series A, AMT, 2.20%, 10/01/39(b)	2,980	2,803,241

		18,811,281

County/City/Special District/School District — 15.4%
Casino Reinvestment Development Authority, Inc., Refunding RB 5.25%, 11/01/39	13,410	13,849,526
5.25%, 11/01/44	15,755	16,237,828
City of Bayonne New Jersey, Refunding GO, (BAM, SAW), 5.00%, 07/01/26(c)	7,910	8,666,315
County of Essex New Jersey, GO, Series B, (SCH BD RES FD), 3.00%, 09/01/46	1,700	1,460,315
County of Mercer New Jersey, Refunding GO, 2.38%, 02/15/30	3,040	2,826,863
County of Middlesex New Jersey, Refunding COP, 5.00%, 10/15/31	2,840	3,177,480
Essex County Improvement Authority, RB, (GTD), 4.00%, 11/01/49	1,040	1,061,133
Essex County Improvement Authority, Refunding RB
(NPFGC GTD), 5.50%, 10/01/27	250	287,204
(NPFGC GTD), 5.50%, 10/01/28	9,380	10,997,262
(NPFGC GTD), 5.50%, 10/01/29	8,505	10,140,622
Ewing Township Board of Education, GO
(SCH BD RES FD), 4.00%, 07/15/38	2,660	2,768,871
(SCH BD RES FD), 4.00%, 07/15/39	2,420	2,515,849
Gloucester County Improvement Authority, RB
(BAM), 4.00%, 07/01/46	840	849,601
(BAM), 4.00%, 07/01/51	1,165	1,178,392
Hudson County Improvement Authority, RB, 4.00%, 10/01/51	3,500	3,476,641
Hudson County Improvement Authority, RB, CAB,
Series A-1, (NPFGC GTD), 0.00%, 12/15/32(d)	1,000	690,414
Jersey City Redevelopment Agency, RB, (MUN GOVT GTD), 4.00%, 12/15/31	4,880	5,237,753
Mercer County Improvement Authority, RB, 5.00%, 09/01/40	2,480	2,601,185
Middlesex County Improvement Authority, RB,
Series B, 6.25%, 01/01/37	2,350	47,000
Monmouth County Improvement Authority, RB
Series B, (GTD), 4.00%, 12/01/37	500	525,116
Series B, (GTD), 4.00%, 12/01/38	510	534,238

Security	Par (000)	Value

County/City/Special District/School District (continued)
Monroe Township Board of Educationddlesex County, Refunding GO, (SCH BD RES FD), 5.00%, 03/01/25(c)	$2,750	$2,937,448
New Jersey Economic Development Authority, RB 5.00%, 06/15/23(c)	3,065	3,160,441
Series KK, 5.00%, 09/01/22(c)	325	328,714
Series QQQ, 4.00%, 06/15/50	3,725	3,463,460
Series B, AMT, 6.50%, 04/01/31	3,753	3,992,485
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	4,567	4,814,341
Township of Irvington New Jersey, Refunding GO, Series A, (AGM, SAW), 5.00%, 07/15/24(c)	1,175	1,239,424
Union County Improvement Authority, RB, (GTD), 5.00%, 05/01/42(c)	2,320	2,320,000
Union County Utilities Authority, Refunding RB,
Series A, AMT, (GTD), 5.25%, 12/01/31	1,310	1,324,018

		112,709,939

Education — 21.1%
Atlantic County Improvement Authority, RB, Series A,
(AGM), 4.00%, 07/01/46	2,250	2,264,676
Clifton Board of Education, GO
(AGM), 2.25%, 08/15/45	6,150	4,324,840
(AGM), 2.25%, 08/15/46	6,150	4,183,740
Gloucester County Improvement Authority, RB 5.00%, 07/01/44	1,985	2,069,831
Series A, 5.00%, 07/01/31	1,950	2,079,755
Series A, 5.00%, 07/01/32	1,775	1,889,227
Series A, 5.00%, 07/01/33	2,250	2,387,941
Series A, 5.00%, 07/01/34	1,200	1,270,664
New Jersey Economic Development Authority, RB 6.00%, 10/01/33	4,600	4,782,063
Series A, 5.00%, 07/01/27(e)	330	332,851
Series A, 5.13%, 11/01/29(e)	150	152,084
Series A, 5.00%, 01/01/35	2,000	2,025,212
Series A, 5.25%, 07/01/37(e)	1,030	1,038,451
Series A, 5.00%, 07/01/38	350	357,830
Series A, 6.25%, 11/01/38(e)	440	467,553
Series A, 5.00%, 07/01/47	1,235	1,241,063
Series A, 5.38%, 07/01/47(e)	1,685	1,686,604
Series A, 5.00%, 12/01/48	4,475	4,680,237
Series A, 5.00%, 06/15/49(e)	970	972,734
Series A, 5.00%, 07/01/50	905	911,354
Series A, 6.50%, 11/01/52(e)	2,490	2,630,548
Series A, 5.00%, 06/15/54(e)	730	725,905
Series A, 5.25%, 11/01/54(e)	4,040	3,757,709
Series WW, 5.25%, 06/15/25(c)	460	497,534
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	6,270	6,873,400
(AGM), 5.00%, 06/01/42	810	883,492
Series A, 4.25%, 09/01/27(e)	210	208,499
Series A, 5.63%, 08/01/34(e)	630	636,343
Series A, 5.00%, 09/01/37(e)	805	813,427
Series A, 5.88%, 08/01/44(e)	1,070	1,080,185
Series A, 6.00%, 08/01/49(e)	555	560,239
Series A, 5.13%, 09/01/52(e)	1,700	1,694,810
New Jersey Educational Facilities Authority, RB
Series A, 5.00%, 07/01/45	2,420	2,614,573

1

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
New Jersey Educational Facilities Authority, RB (continued)
Series C, (AGM), 3.25%, 07/01/49	$1,060	$907,999
Series C, (AGM), 4.00%, 07/01/50	895	905,109
New Jersey Educational Facilities Authority, Refunding RB
Series A, (BAM), 5.00%, 07/01/28	2,050	2,215,859
Series A, 5.00%, 07/01/39	15,555	16,101,789
Series A, 5.00%, 07/01/44	14,500	14,927,605
Series A, 4.00%, 07/01/47	2,100	2,039,930
Series B, 5.00%, 07/01/42	690	693,889
Series D, 5.00%, 07/01/38	1,000	1,016,356
Series D, 5.00%, 07/01/43	600	608,343
New Jersey Higher Education Student Assistance Authority, RB
Series 1A, AMT, 5.00%, 12/01/22	915	930,951
Series 1A, AMT, 4.00%, 12/01/28	280	280,999
Series 1A, AMT, 4.50%, 12/01/28	740	746,530
Series 1A, AMT, 4.00%, 12/01/29	190	190,412
Series 1A, AMT, 4.50%, 12/01/29	935	943,014
Series 1A, AMT, 4.63%, 12/01/30	920	928,302
Series 1A, AMT, 4.00%, 12/01/31	300	300,389
Series 1A, AMT, 4.13%, 12/01/35	180	173,799
Series 1A-1, AMT, 4.00%, 12/01/29	1,885	1,895,886
Series 1A-1, AMT, 4.25%, 12/01/32	680	684,713
Series 1A-1, AMT, 4.50%, 12/01/36	595	600,626
Sub-Series C, AMT, 4.00%, 12/01/48	3,210	3,009,625
New Jersey Higher Education Student Assistance Authority, Refunding RB
1st Series, AMT, 5.50%, 12/01/26	585	585,078
1st Series, AMT, 5.75%, 12/01/29	2,205	2,205,280
Series 1, AMT, 5.38%, 12/01/24	485	485,072
Series B, AMT, 3.00%, 12/01/32	6,165	5,610,643
Series B, AMT, 4.00%, 12/01/41(f)	3,265	3,187,913
Sub-Series C, AMT, 3.63%, 12/01/49	1,925	1,536,164
Series C, AMT, Subordinate, 5.00%, 12/01/52(f)	3,705	3,827,506
New Jersey Institute of Technology, RB
Series A, 5.00%, 07/01/22(c)	2,455	2,469,556
Series A, 5.00%, 07/01/40	3,000	3,127,299
Series A, 5.00%, 07/01/45	12,000	12,454,656
Newark Board of Education, Refunding GO
(BAM SCH BD RES FD), 3.00%, 07/15/38	700	638,443
(BAM SCH BD RES FD), 3.00%, 07/15/39	120	109,003
(BAM SCH BD RES FD), 3.00%, 07/15/41	1,500	1,302,621
Sustainability Bonds, (BAM), 5.00%, 07/15/28	160	178,446
Sustainability Bonds, (BAM), 5.00%, 07/15/29	160	180,373
Sustainability Bonds, (BAM), 5.00%, 07/15/30	165	187,821
Sustainability Bonds, (BAM), 5.00%, 07/15/31	200	229,626
Sustainability Bonds, (BAM), 5.00%, 07/15/32	210	240,839
Sustainability Bonds, (BAM), 5.00%, 07/15/33	250	285,109
Sustainability Bonds, (BAM), 4.00%, 07/15/34	215	224,455
Sustainability Bonds, (BAM), 4.00%, 07/15/35	215	223,430
Sustainability Bonds, (BAM), 4.00%, 07/15/36	215	222,584
Sustainability Bonds, (BAM), 4.00%, 07/15/37	225	232,053

Security	Par (000)	Value

Education (continued)
Newark Board of Education, Refunding GO (continued)
Sustainability Bonds, (BAM), 3.00%, 07/15/42	$700	$600,348
Rutgers The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23(c)	1,565	1,608,160

		154,149,977

Health — 8.3%
Camden County Improvement Authority, Refunding RB
5.00%, 02/15/33	2,000	2,067,876
5.00%, 02/15/34	590	609,135
Middlesex County Improvement Authority, RB, AMT,
(AMBAC), 5.50%, 09/01/30	460	461,026
New Jersey Economic Development Authority, Refunding RB 5.00%, 01/01/34	1,230	1,314,144
5.00%, 01/01/39	1,230	1,308,560
New Jersey Health Care Facilities Financing Authority, RB
5.00%, 07/01/42	3,955	4,195,745
4.00%, 07/01/44	4,930	4,868,893
2.38%, 07/01/46	3,735	2,656,463
3.00%, 07/01/51	1,895	1,545,272
4.00%, 07/01/51	2,900	2,856,341
Series A, 5.50%, 07/01/43	9,505	9,773,745
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/25	1,000	1,004,983
5.00%, 07/01/26	3,720	3,737,328
5.00%, 07/01/28	3,000	3,117,825
5.00%, 07/01/29	715	742,944
5.00%, 07/01/34	2,190	2,350,634
5.00%, 07/01/39	4,355	4,631,111
4.00%, 07/01/41	3,000	2,974,941
Series A, 4.00%, 07/01/43	3,500	3,469,358
Series A, 5.00%, 07/01/43	6,385	6,858,524

		60,544,848

Housing — 4.7%
New Jersey Housing & Mortgage Finance Agency, RB, Series A, (AGM), 5.00%, 05/01/27	1,920	1,922,152
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series H, 2.15%, 10/01/41	3,070	2,312,566
Series H, 2.30%, 10/01/46	2,305	1,666,688
Series H, 2.40%, 04/01/52	2,305	1,638,249
New Jersey Housing & Mortgage Finance Agency, Refunding RB
Series 2, AMT, 4.60%, 11/01/38	3,120	3,121,017
Series 2, AMT, 4.75%, 11/01/46	3,795	3,695,829
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, (HUD SECT 8), 2.25%, 11/01/36	1,150	950,856
Series A, (HUD SECT 8), 2.45%, 11/01/45	860	652,814
Series A, (HUD SECT 8), 2.65%, 11/01/46	1,150	878,019
Series A, 4.00%, 11/01/48	675	639,182

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing (continued)
Series A, (HUD SECT 8), 2.55%, 11/01/50	$780	$573,274
Series A, (HUD SECT 8), 2.70%, 11/01/51	1,150	844,443
Series A, 4.10%, 11/01/53	400	395,678
Series A, (HUD SECT 8), 2.63%, 11/01/56	780	549,636
Series A, (HUD SECT 8), 2.75%, 11/01/56	1,150	819,343
Series D, AMT, 4.25%, 11/01/37	1,750	1,734,761
Series D, AMT, 4.35%, 11/01/42	1,000	971,236
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	5,475	5,410,110
Series E, 2.25%, 10/01/40	2,620	2,088,368
Series E, 2.40%, 10/01/45	2,020	1,550,310
Newark Housing Authority Scholarship Foundation A New Jersey Non, RB, M/F Housing, Series A, 5.00%, 12/01/30	2,000	2,053,800

		34,468,331

State — 29.5%
Garden State Preservation Trust, RB, CAB(d)
Series B, (AGM), 0.00%, 11/01/23	17,185	16,458,057
Series B, (AGM), 0.00%, 11/01/25	10,000	8,886,210
Series B, (AGM), 0.00%, 11/01/26	6,000	5,119,968
Series B, (AGM), 0.00%, 11/01/27	4,000	3,279,920
Series B, (AGM), 0.00%, 11/01/28	4,540	3,572,903
New Jersey Economic Development Authority, RB 4.00%, 06/15/49	5,310	4,941,231
Series A, (NPFGC), 5.25%, 07/01/24	1,785	1,876,886
Series A, (NPFGC), 5.25%, 07/01/25	7,915	8,488,933
Series A, (NPFGC), 5.25%, 07/01/26	8,415	9,152,188
Series B, 5.00%, 06/15/35	3,750	3,975,716
Series B, 5.00%, 06/15/43	3,470	3,669,803
Series EEE, 5.00%, 06/15/43	9,845	10,411,875
Series WW, 5.25%, 06/15/33	380	395,517
Series WW, 5.00%, 06/15/34	5,500	5,667,134
Series WW, 5.00%, 06/15/36	3,115	3,211,310
Series WW, 5.25%, 06/15/40	7,915	8,239,143
New Jersey Economic Development Authority, Refunding RB
5.00%, 06/15/22(c)	16,360	16,427,101
(AGM), 5.00%, 06/15/22(a)	3,690	3,705,077
4.00%, 07/01/46	5,025	5,076,089
Series N-1, (AMBAC), 5.50%, 09/01/26	1,400	1,537,193
Series N-1, (NPFGC), 5.50%, 09/01/27	1,000	1,109,027
Series NN, 5.00%, 03/01/23(c)(g)	5,000	5,123,240
Sub-Series A, 4.00%, 07/01/32	5,000	4,987,520
Sub-Series A, 5.00%, 07/01/33	5,050	5,302,313
Sub-Series A, 4.00%, 07/01/34	8,570	8,470,785
New Jersey Educational Facilities Authority, RB
Series A, 4.00%, 09/01/28	9,705	9,838,376
Series A, 5.00%, 09/01/32	4,000	4,106,544
Series A, 5.00%, 09/01/33	5,370	5,492,517
South Jersey Port Corp., ARB
Series B, AMT, 5.00%, 01/01/42	3,000	3,170,412
Series B, AMT, 5.00%, 01/01/48	9,120	9,580,314
State of New Jersey, GO 2.00%, 06/01/37	5,825	4,373,882
Series A, 5.00%, 06/01/29	2,005	2,238,426

Security	Par (000)	Value

State (continued)
State of New Jersey, GO (continued)
Series A, 4.00%, 06/01/31	$6,680	$6,986,151
Series A, 4.00%, 06/01/32	20,265	21,117,832

		215,989,593

Tobacco — 6.6%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	10,000	10,453,660
Series A, 5.25%, 06/01/46	3,555	3,766,622
Sub-Series B, 5.00%, 06/01/46	31,690	33,639,315

		47,859,597

Transportation — 31.7%
New Brunswick Parking Authority, Refunding RB, Series B, (AGM MUN GOVT GTD), 3.00%, 09/01/39	2,500	2,181,362
New Jersey Economic Development Authority, RB
AMT, (AGM), 5.00%, 01/01/31	1,000	1,040,068
AMT, 5.13%, 01/01/34	2,290	2,339,654
AMT, 5.38%, 01/01/43	23,510	24,052,658
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/37	2,750	2,955,645
New Jersey Transportation Trust Fund Authority, RB 4.00%, 06/15/36	2,565	2,521,097
5.00%, 06/15/36	3,750	4,063,999
4.00%, 06/15/46	1,350	1,273,632
4.00%, 06/15/50	2,475	2,312,707
Series A, (NPFGC), 5.75%, 06/15/24	1,205	1,278,683
Series A, 5.00%, 06/15/30	4,250	4,550,934
Series AA, 5.25%, 06/15/33	5,690	5,840,421
Series AA, 5.25%, 06/15/34	1,305	1,354,105
Series AA, 5.00%, 06/15/38	11,830	12,081,257
Series AA, 5.50%, 06/15/39	8,205	8,388,833
Series AA, 5.25%, 06/15/41	5,000	5,181,980
Series AA, 4.00%, 06/15/45	6,300	5,976,048
Series AA, 4.00%, 06/15/50	6,100	5,684,761
Series B, 5.00%, 06/15/33	2,450	2,595,594
Series BB, 4.00%, 06/15/50	6,015	5,703,309
Series D, 5.00%, 06/15/32	3,300	3,400,917
New Jersey Transportation Trust Fund Authority, RB, CAB(d)
Series A, 0.00%, 12/15/35	6,000	3,298,476
Series C, (AGM), 0.00%, 12/15/32	14,050	9,358,789
Series C, (AMBAC), 0.00%, 12/15/35	8,300	4,562,892
Series C, (AMBAC), 0.00%, 12/15/36	7,210	3,768,602
New Jersey Transportation Trust Fund Authority, Refunding RB 4.00%, 12/15/39	1,165	1,126,490
Series A, 5.00%, 06/15/26	700	753,285
Series A, 5.00%, 06/15/31	13,520	14,380,315
Series A, 5.00%, 06/15/32	1,250	1,361,409
Series A, 5.00%, 12/15/32	7,815	8,291,731
Series A, 4.00%, 06/15/34	3,450	3,414,703
Series A, 4.00%, 06/15/35	6,855	6,770,094
Series A, 5.00%, 12/15/35	2,000	2,121,776
Series A, 5.00%, 12/15/36	500	530,914
Series A, 5.00%, 06/15/42	11,885	11,930,615
Series AA, 5.00%, 06/15/33	3,000	3,011,514
New Jersey Turnpike Authority, RB
Series A, 5.00%, 07/01/22(c)(g)	7,015	7,056,653
Series A1, 5.00%, 01/01/35	2,500	2,721,252
Series E, 5.00%, 01/01/45	8,720	9,015,652

3

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
New Jersey Turnpike Authority, Refunding RB
Series A, (AGM), 5.25%, 01/01/29	$4,000	$4,557,880
Series A, (BHAC-CR AGM), 5.25%, 01/01/29	500	576,560
Series A, (AGM), 5.25%, 01/01/30	4,000	4,622,516
Series B, 5.00%, 01/01/34	3,450	3,815,048
Series B, 5.00%, 01/01/40	5,740	6,197,088
Series G, 5.00%, 01/01/36	5,000	5,490,085
Series G, 4.00%, 01/01/43	4,765	4,774,701
South Jersey Transportation Authority, RB, Series A, 5.00%, 11/01/45	3,440	3,767,082

		232,053,786

Utilities — 5.3%
New Jersey Infrastructure Bank, RB 2.00%, 09/01/43	1,640	1,192,344
2.25%, 09/01/50	4,030	2,793,846
Passaic Valley Sewerage Commission, Refunding RB
Series J, (AGM), 3.00%, 12/01/40	2,060	1,755,668
Series J, (AGM), 3.00%, 12/01/41	2,110	1,771,218
Series J, (AGM), 3.00%, 12/01/42	2,155	1,781,907
Series J, (AGM), 3.00%, 12/01/43	2,205	1,792,718
Series J, (AGM), 3.00%, 12/01/44	2,255	1,801,779
Series J, (AGM), 3.00%, 12/01/45	2,305	1,817,292
Rahway Valley Sewerage Authority, RB, CAB(d)
Series A, (NPFGC), 0.00%, 09/01/26	4,100	3,609,558
Series A, (NPFGC), 0.00%, 09/01/28	6,600	5,409,829
Series A, (NPFGC), 0.00%, 09/01/29	9,650	7,609,922
Series A, (NPFGC), 0.00%, 09/01/31	6,000	4,346,520
Series A, (NPFGC), 0.00%, 09/01/33	5,000	3,308,955

		38,991,556

Total Municipal Bonds in New Jersey		915,578,908

New York — 8.8%

Transportation — 8.8%
Port Authority of New York & New Jersey, ARB
Consolidated, 93rd Series, 6.13%, 06/01/94	6,000	6,357,846
Consolidated, 218th Series, AMT, 4.00%, 11/01/34	4,925	4,979,805
Consolidated, 218th Series, AMT, 4.00%, 11/01/47	7,455	7,106,717
Consolidated, 221st Series, AMT, 4.00%, 07/15/45	4,330	4,142,987
Series 221, AMT, 5.00%, 07/15/31	6,750	7,538,083
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 172nd Series, AMT, 5.00%, 10/01/34	2,500	2,503,773
Consolidated, 206th Series, AMT, 5.00%, 11/15/42	4,475	4,711,383
Consolidated, 206th Series, AMT, 5.00%, 11/15/47	5,000	5,257,430
Series 178th, AMT, 5.00%, 12/01/33	4,005	4,115,406
Series 223, AMT, 4.00%, 07/15/46	3,300	3,127,941
Series 223, AMT, 4.00%, 07/15/51	2,055	1,975,667
Port Authority of New York & New Jersey, Refunding RB
Consolidated, 200th Series, 5.00%, 09/01/36	5,585	6,153,134
Consolidated, 212th Series, 4.00%, 09/01/37	6,460	6,564,387

Total Municipal Bonds in New York		64,534,559

Pennsylvania — 2.3%

Transportation — 2.3%
Delaware River Port Authority, RB 5.00%, 01/01/24(c)	2,000	2,079,624

Security	Par (000)	Value

Transportation (continued)
Delaware River Port Authority, RB (continued) 5.00%, 01/01/37	$8,830	$9,140,949
5.00%, 01/01/40	4,000	4,125,192
Delaware River Port Authority, Refunding RB, 5.00%, 01/01/27	1,410	1,433,568

Total Municipal Bonds in Pennsylvania		16,779,333

Puerto Rico — 5.7%

State — 5.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,808	2,842,875
Series A-1, Restructured, 5.00%, 07/01/58	12,716	13,015,843
Series A-2, Restructured, 4.33%, 07/01/40	12,863	12,755,054
Series A-2, Restructured, 4.78%, 07/01/58	2,906	2,955,324
Series B-1, Restructured, 4.75%, 07/01/53	638	645,811
Series B-2, Restructured, 4.78%, 07/01/58	618	625,417
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	11,852	3,329,902

		36,170,226

Tobacco — 0.2%
Children’s Trust Fund, Refunding RB 5.50%, 05/15/39	760	777,823
5.63%, 05/15/43	790	803,556

		1,581,379

Utilities — 0.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB
Series A, Senior Lien, 5.00%, 07/01/33	2,995	3,006,516
Series A, Senior Lien, 5.13%, 07/01/37	855	858,429

		3,864,945

Total Municipal Bonds in Puerto Rico		41,616,550

Total Municipal Bonds — 142.4% (Cost: $1,059,945,656)		1,041,728,120

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

New Jersey — 25.4%

County/City/Special District/School District — 8.0%
Hudson County Improvement Authority, RB, 5.25%, 05/01/51	5,680	6,055,008
Union County Utilities Authority, Refunding RB
Series A, 5.00%, 06/15/41	14,555	14,582,264
Series A, AMT, 5.25%, 12/01/31	37,460	37,861,007

		58,498,279

Education — 7.8%
New Jersey Economic Development Authority,
Refunding RB
AMT, 3.00%, 08/01/41(e)	17,628	15,068,185
AMT, 3.00%, 08/01/43(g)	25,352	21,671,097
Rutgers The State University of New Jersey,
Refunding RB, Series L, 5.00%, 05/01/23(c)	20,000	20,551,920

		57,291,202

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health — 1.6%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/47	$11,688	$11,467,017

State — 4.9%
Garden State Preservation Trust, RB, Series A, 5.75%, 11/01/28	17,920	20,334,052
New Jersey Economic Development Authority, Refunding RB, Series NN, 5.00%, 03/01/23(c)(g)	14,715	15,077,702

		35,411,754

Transportation — 3.1%
New Jersey Turnpike Authority, RB, Series A, 5.00%, 07/01/22(c)(g)	22,820	22,957,508

Total Municipal Bonds in New Jersey		185,625,760

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 25.4% (Cost: $189,448,448)		185,625,760

Total Long-Term Investments — 167.8% (Cost: $1,249,394,104)		1,227,353,880

Short-Term Securities

Commercial Paper — 1.0%
Port Authority of New York & New Jersey, Refunding ARB, 0.83%, 08/04/22	7,100	7,093,591

		7,093,591

	Shares

Money Market Funds — 1.9%
BlackRock Liquidity Funds, MuniCash, Institutional
Class, 0.25%(i)(j)	13,820,948	13,820,948

Total Short-Term Securities — 2.9% (Cost: $20,919,852)		20,914,539

Total Investments — 170.7% (Cost: $1,270,313,956)		1,248,268,419

Other Assets Less Liabilities — 1.2%		8,931,856

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.9)%		(109,055,565)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (57.0)%		(416,702,029)

Net Assets Applicable to Common Shares — 100.0%		$731,442,681

(a)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	When-issued security.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between July 1, 2022 to February 1, 2037, is $50,037,049.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

5

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$22,337,405	$—	$(8,515,818	)(a)	$(1,735)	$1,096	$1 3,820,948	13,820,948	$4,202	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	162	06/21/22	$19,286	$376,530
U.S. Long Bond	105	06/21/22	14,753	555,079
5-Year U.S. Treasury Note	201	06/30/22	22,625	293,708

				$1,225,317

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,041,728,120	$—	$1,041,728,120
Municipal Bonds Transferred to Tender Option Bond Trusts	—	185,625,760	—	185,625,760

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Commercial Paper	$—	$7,093,591	$—	$7,093,591
Money Market Funds	13,820,948	—	—	13,820,948

	$13,820,948	$1,234,447,471	$—	$1,248,268,419

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$1,225,317	$—	$—	$1,225,317

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(108,980,625)	$—	$(108,980,625)
VRDP Shares at Liquidation Value	—	(417,100,000)	—	(417,100,000)

	$—	$(526,080,625)	$—	$(526,080,625)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

CR	Custodian Receipt

GO	General Obligation Bonds

GTD	GTD Guaranteed

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

SCH BD RES FD	School Board Resolution Fund

7